GOODWILL AND INTANGIBLE ASSETS (Details) $ in Thousands	7 Months Ended
Jun. 30, 2015 USD ($)
GOODWILL AND INTANGIBLE ASSETS
Beginning at December 1, 2014 as adjusted	$ 2,593
Impairment
Balance at end of year	$ 2,593